Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash outflow for leases	$ 1,328	$ 1,591	$ 1,892
Cash outflow for short-term and low-value leases	196	225	246
Total cash outflow for leases	$ 1,524	$ 1,816	$ 2,138